Acquisition of Subsidiary (Details) - Cartrack Swaziland (Pty) Ltd [Member] R in Thousands	Mar. 08, 2023 ZAR (R)
Acquisition of Subsidiary [Line Items]
Acquisition of shares and voting interests	76.00%
Consideration amount	R 9,120
Recognizing goodwill	R 6,200